Notes Payable (Schedule of long-term Notes Payable) (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total Non-Related Party Notes Payable	$ 485,734	$ 280,953	$ 4,886,528
Current Portion of Non-Related Party Notes Payable	414,506	279,346	362,181
Long-term Portion of Non-Related Party Notes Payable	71,228	1,607	4,524,347	$ 15,223
Notes Payable [Member]
Debt Instrument [Line Items]
Total Non-Related Party Notes Payable	274,900	274,900	275,000
Notes Payable One [Member]
Debt Instrument [Line Items]
Total Non-Related Party Notes Payable	46,275		75,000
Notes Payable Two [Member]
Debt Instrument [Line Items]
Total Non-Related Party Notes Payable	124,264		4,512,710
Notes Payable Three [Member]
Debt Instrument [Line Items]
Total Non-Related Party Notes Payable	3,001		6,150
Notes Payable Four [Member]
Debt Instrument [Line Items]
Total Non-Related Party Notes Payable	$ 37,294	$ 6,053	$ 17,668